CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue From Sale Of Goods	$ 0	$ 5,000	$ 116,000
Subscriptions
Statement [Line Items]
Revenue From Sale Of Goods	0
Customer B [Member]
Statement [Line Items]
Revenue From Sale Of Goods	0	2,000	0
Customer C [Member]
Statement [Line Items]
Revenue From Sale Of Goods	$ 0	0	36,000
Customer A
Statement [Line Items]
Revenue From Sale Of Goods		$ 0	$ 23,000